CONVERTIBLE NOTE PAYABLE	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 6 – CONVERTIBLE NOTE PAYABLE

We entered into an agreement for a short-term convertible note payable to an unrelated party on December 22, 2016 with a 60-day maturity and a $1,875,000 principal balance.  The note had a one-time fee of $375,000, which was amortized as interest ratably over the 60-day period. The note is convertible into shares of our common stock and one stock purchase warrant at a conversion price of $1.25 per unit and an exercise price of $2.50.

During the year ended December 31, 2016, we recognized $18,750 of interest as amortization of a portion of the one-time interest fee. As of December 31, 2016, the balance of the note payable was $1,518,750, net of $356,250 of debt discount.

During the year ended December 31, 2017, we recognized $356,250 of interest as amortization of a portion of the one-time interest fee and accrued an additional $74,896 in interest expense.  As of December 31, 2017, the balance of the note payable was $1,575,000.

During the three months ended March 31, 2018, we recorded no additional interest expense and the note was paid in full.